RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended								12 Months Ended
	Apr. 30, 2023 shares	Jan. 31, 2023 shares	Oct. 31, 2022 shares	Aug. 31, 2022 shares	Jul. 31, 2022 shares	Apr. 30, 2022 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021	Dec. 31, 2022 USD ($) integer $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Lease expired									December 2025
Aggregate value authorized and unissued exchange shares | shares				42,000					42,000
Common stock received | shares				123,472,996
Description of minimum								Exclusivity ends and becomes non-exclusive, if the minimum of 2,500 gallons per year is not met
Description of gallons								The minimum (2,500 gallons per year) is deemed to have been satisfied through December 31, 2022
Leases rent									$ 1,500
Cancelled common stock shares | shares				123,472,996					123,472,996
Lease area | integer									2,000
Total repayment amount										$ 93,697
Accrued amount									$ 3,300
Common stock, shares issued for cash, shares | shares									63,000	101,610
Advance From Related Party									$ 10,000
Amount Owned From Related Party									$ 10,000
Common stock shares issued, price per share | $ / shares									$ (0.00)	$ (0.00)
EF2T, Inc. [Member]
Related party debt, principal amount							$ 773		$ 4,470	$ 4,470
Astonia LLC [Member]
Related party debt, principal amount									5,242	5,242
Accrued interest									491	268
Related party debt, principal amount									5,242	5,242
Mr. Newlan [Member]
Advances from related party							93,732
Related party debt, principal amount							93,697			93,697
Total repayment amount										93,697
Repayment of principal amount							58,600			61,119
Accrued interest							3,499			3,499
Prepayment of premium amount							31,598			29,078
Advance From Related Party										$ 93,732
Astonia LLC One [Member]
Related party debt, principal amount							$ 4,470
EF2T, Inc. One [Member]
Accrued interest									996
Related party debt, principal amount									$ 4,470
Chief Financial Officer and Director, William E Sluss [Member]
Common stock, shares issued for cash, shares | shares							500,000
Common stock shares issued, price per share | $ / shares							$ 0.03
Proceeds from common stock shares issued							$ 15,000
William J lO Bell [Member]
Obligated Shares | shares						1,000,000			2,000,000
Common stock, shares issued for cash, shares | shares	500,000	500,000	500,000		500,000
Accounts Payable									$ 20,000
Proceeds from common stock shares issued									2,000,000
Fabian G Deneault [Member]
Advance From Related Party									10,000
Amount Owned From Related Party									10,000
Touchstone Enviro Solutions, Inc
Advances from related party									70,500
Accrued amount									3,300
Company Owned Amount									$ 70,500
William J. LoBell [Member] | Employment Agreement [Member]
Obligated Shares | shares						1,000,000			2,000,000
Common stock, shares issued for cash, shares | shares	500,000	500,000	500,000		500,000
Accounts Payable									$ 33,333
Monthly salary									5,000
Common stock shares issued, price per share | $ / shares						$ 0.01
Proceeds from common stock shares issued									$ 2,000,000